Financial Instruments - Level 3 Liabilities Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	$ 16,835.7	[1]	$ 15,066.2
Total gains or losses in the period recognised in the income statement:
Balance at 31 December	23,335.6		16,835.7	[1]
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	6.0		4.8
Purchases	4.3		0.6
Settlements	(2.5)		(0.7)
Total gains or losses in the period recognised in the income statement:
Market Making revenue	(0.3)		2.9
Transfers out of Level 3	(1.9)		(4.0)
Transfers into Level 3	0.2		2.4
Balance at 31 December	$ 5.8		$ 6.0

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information